Share-based Compensation (Tables)	3 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Fair Value At Grant Date Estimate Using Discounted Cash Flow Model and Black-Scholes Option Pricing Model

The fair value at grant date was estimated using a DCF model and then a Black-Scholes option pricing model, weighted for the assigned probability of each exit event date scenario. The model takes into account, among other things, a self-investment as well as the potential development of Birkenstock's ordinary redeemable share price. The historical volatility was derived from a peer group. The ordinary redeemable share price of €72.23 was determined based on the following assumptions:

Grant date March 10, 2023
Average revenue growth rates (2023-2027) (%)	16.5%
Average EBITDA margin (2023-2027) (%)	31.0%
Terminal growth rate (2023-2027) (%)	1.5%
After-tax discount rate (%)	9.9%
Average capital expenditure investments	€85.8million
Dividend yield (%)	0.0%
Expected volatility (%)	34.4%
Expected time period (years) (weighted average of the assumed exit event date scenarios)	1.1
Risk free interest rate (%) (weighted average of the assumed exit event date scenarios)	3.2%